CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 69,663	$ 45,555	$ 55,970
Restricted cash		105	105
Prepaid expenses and other current assets	3,665	1,444	259
Total current assets	341,528	47,104	56,334
Property and equipment, net	2,360	125	84
Deferred offering costs		25	8
Deferred tax assets	1,173	238	41
Total assets	347,101	47,492	56,467
Current liabilities:
Accounts payable	4,668	1,218	212
Accrued expenses	13,353	6,212	2,090
Accrued milestone	10,000	10,000
Total current liabilities	28,021	17,430	2,302
Total liabilities	28,188	17,430	2,302
Commitments and contingencies (Note 12)
Convertible preferred shares (Series A, B and C), $0.000273235 par value; 0 shares and 22,885,492 shares issued and outstanding as of September 30, 2018 and December 31, 2017, respectively; aggregate liquidation preference of $0 and $120,000 as of September 30, 2018 and December 31, 2017, respectively		119,770	79,897
Shareholders' equity (deficit):
Additional paid-in capital	470,600	1,289	392
Accumulated deficit	(151,645)	(90,998)	(26,125)
Total shareholders’ equity (deficit)	318,913	(89,708)	(25,732)	$ (2,137)
Total liabilities, convertible preferred shares and shareholders’ equity (deficit)	347,101	47,492	56,467
Class B common shares
Shareholders' equity (deficit):
Common stock value	$ 1	$ 1	$ 1